Legal proceedings and regulatory matters (Details) $ in Millions, $ in Billions	1 Months Ended								2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	Mar. 31, 2019 complaint	Sep. 30, 2018 lawsuit	Jul. 31, 2018 complaint	Jan. 31, 2018	Feb. 28, 2017 financial_institution	Dec. 31, 2016	Apr. 30, 2016 complaint	Jul. 31, 2014 CAD ($)	Aug. 31, 2016 lawsuit	Mar. 31, 2019 lawsuit	Nov. 30, 2015 offices individual	Nov. 30, 2015 complaint	Jun. 30, 2019 USD ($) complaint	Dec. 31, 2018 USD ($)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities													$ 97,375	$ 96,410
Provisions													3,025	2,920
Legal proceedings and regulatory matters
Disclosure of contingent liabilities [line items]
Provisions													1,127	$ 1,128
Madoff litigation | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities													500
Tax-related investigation
Disclosure of contingent liabilities [line items]
Number of Indian tax authority offices | offices											2
Number of Indian individuals and families | individual											4
Tax-related investigation | Legal proceedings and regulatory matters
Disclosure of contingent liabilities [line items]
Provisions													$ 629
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period						1 month
ICE Libor
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | lawsuit										3
Sibor, SOR, and BBSW
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | lawsuit									2
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | lawsuit		2
Deferred prosecution agreement period				3 years
Number of financial institutions included in complaint for proceedings | financial_institution					18
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | complaint							2
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation															$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation															$ 4,000
HSBC Holdings | Anti-money laundering and sanctions-related matters
Disclosure of contingent liabilities [line items]
Damages sought								$ 20
HSBC Holdings | Anti-money laundering and sanctions-related matters | New York
Disclosure of contingent liabilities [line items]
Number of pending claims | complaint													10
Number of claims on appeal | complaint													1
Number of claims dismissed | complaint	1		1
Number of pending claims with motions to dismiss | complaint													2
Number of remaining actions at a very early stage | complaint													6
HSBC Private Bank (UK) Limited | Film finance litigation
Disclosure of contingent liabilities [line items]
Number of new claims filed | complaint												2